Principal Accounting Policies (Details)	12 Months Ended														12 Months Ended
	Dec. 31, 2014 CNY item	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2014 PRC subsidiaries and VIEs CNY	Dec. 31, 2013 PRC subsidiaries and VIEs CNY	Dec. 31, 2014 Denominated in USD USD ($)	Dec. 31, 2014 Denominated in USD CNY	Dec. 31, 2013 Denominated in USD USD ($)	Dec. 31, 2014 Denominated in EUR CNY	Dec. 31, 2014 Denominated in EUR EUR (€)	Dec. 31, 2013 Denominated in EUR EUR (€)	Dec. 31, 2014 Maximum	Dec. 31, 2014 Minimum
Revenue recognition
Number of revenue models used for online game services	2
Minimum period of inactivity in online points account for recognition of revenue (in days)	540 days
Term of advertising service contracts															1 year	3 months
Revenues derived from barter transactions	0	0	0
Expenses derived from barter transactions	0	0	0
Cash, cash equivalents and time deposits
Term of original maturity of demand deposits and highly liquid investments															3 months
Cash at bank and demand deposits	2,021,453,000	1,458,298,000	1,590,769,000	325,799,000	235,035,000	2,214,618,000			25,900,000	158,300,000	12,700,000	15,300,000	2,100,000	4,300,000
Term of time deposits																3 months
Time deposits									637,600,000	3,900,000,000	382,300,000	14,900,000	2,000,000	2,600,000
Cash and cash equivalent and time deposits							14,700,000,000	14,600,000,000
Percentage of cash and cash equivalent and time deposits held by PRC subsidiaries and VIEs							69.20%	78.30%